Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Description of accounting policy for measuring inventories [text block] [Abstract]
Inventory write off	$ 13	$ 304	$ 905